Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Intangible Assets Disclosure [Text Block]
Note 6 - Intangible Assets

Intangible assets consisted of land use right. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and is amortizing such rights on a straight-line basis for 50 years.

Intangible assets consisted of the following at June 30, 2011, and December 31, 2010, respectively:

	2011	2010
Land use right	$557,110	$544,399
Less: Accumulated amortization	(79,853)	(72,587)

Net	$477,257	$471,812

Amortization of intangible assets was $5,512 and $5,282 for the six months ended June 30, 2011 and 2010, respectively, and $2,774 and $2,641 for the three months ended June 30, 2011 and 2010, respectively. Annual amortization expense for the next five years from June 30, 2011, is expected to be approximately $11,000, $11,000, $11,000, $11,000 and $11,000, respectively.

Note 5 - Intangible Assets

Intangible assets consisted of land use right. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and is amortizing such rights on a straight-line basis for 50 years.

Intangible assets consisted of the following at December 31, 2010 and 2009, respectively:

	2010	2009
Land use right	$544,399	$528,015
Less: Accumulated amortization	(72,587)	(59,842)

Net	$471,812	$468,173

Amortization of intangible assets for the years ended December 31, 2010 and 2009 was $10,652 and $10,556, respectively. Annual amortization expense for the next five years from December 31, 2011, is expected to be $11,000, $11,000, $11,000, $11,000 and $11,000, respectively.